Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
May 31, 2023
ENV-NPRT1-0723
1.802170.119
Common Stocks - 98.9%
	Shares	Value ($)
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	17,430	1,051,378
Automobiles - 9.0%
Automobile Manufacturers - 9.0%
Tesla, Inc. (a)	203,710	41,542,580
Building Products - 3.9%
Building Products - 3.9%
Owens Corning	34,150	3,631,170
The AZEK Co., Inc. (a)	134,380	3,124,335
Trane Technologies PLC	68,500	11,181,255
		17,936,760
Chemicals - 8.9%
Commodity Chemicals - 0.2%
PureCycle Technologies, Inc. (a)(b)	164,630	1,134,301
Diversified Chemicals - 0.6%
The Chemours Co. LLC	103,770	2,748,867
Industrial Gases - 7.7%
Linde PLC	101,300	35,825,758
Specialty Chemicals - 0.4%
Aspen Aerogels, Inc. (a)	256,510	1,685,271
TOTAL CHEMICALS		41,394,197
Commercial Services & Supplies - 4.2%
Environmental & Facilities Services - 4.2%
Clean Harbors, Inc. (a)	21,060	2,956,824
Republic Services, Inc.	98,380	13,933,559
Tetra Tech, Inc.	19,580	2,691,663
		19,582,046
Communications Equipment - 2.1%
Communications Equipment - 2.1%
Arista Networks, Inc. (a)	59,290	9,862,299
Construction & Engineering - 1.8%
Construction & Engineering - 1.8%
AECOM	54,210	4,231,091
Quanta Services, Inc.	23,210	4,121,632
		8,352,723
Containers & Packaging - 1.6%
Metal, Glass & Plastic Containers - 1.6%
Ball Corp.	146,030	7,470,895
Electric Utilities - 6.2%
Electric Utilities - 6.2%
Kansai Electric Power Co., Inc.	511,060	5,854,310
ORSTED A/S (c)	63,060	5,521,535
PG&E Corp. (a)	607,280	10,287,323
Southern Co.	104,300	7,274,925
		28,938,093
Electrical Equipment - 5.5%
Electrical Components & Equipment - 5.2%
Eaton Corp. PLC	114,430	20,128,237
Fluence Energy, Inc. (a)(b)	122,480	3,037,504
Plug Power, Inc. (a)(b)	125,980	1,048,154
		24,213,895
Heavy Electrical Equipment - 0.3%
Bloom Energy Corp. Class A (a)(b)	96,400	1,322,608
TOTAL ELECTRICAL EQUIPMENT		25,536,503
Electronic Equipment, Instruments & Components - 0.6%
Electronic Components - 0.6%
Coherent Corp. (a)	68,040	2,514,758
Energy Equipment & Services - 0.8%
Oil & Gas Equipment & Services - 0.8%
Baker Hughes Co. Class A	137,030	3,734,068
Equity Real Estate Investment Trusts (REITs) - 4.9%
Industrial REITs - 4.9%
Prologis (REIT), Inc.	180,820	22,521,131
Independent Power and Renewable Electricity Producers - 1.9%
Independent Power Producers & Energy Traders - 1.9%
RWE AG	214,500	8,969,396
IT Services - 5.6%
IT Consulting & Other Services - 5.6%
Amdocs Ltd.	44,940	4,232,000
IBM Corp.	167,970	21,599,262
		25,831,262
Life Sciences Tools & Services - 7.6%
Life Sciences Tools & Services - 7.6%
Agilent Technologies, Inc.	32,910	3,806,700
Danaher Corp.	137,600	31,595,712
		35,402,412
Machinery - 4.5%
Agricultural & Farm Machinery - 0.7%
Deere & Co.	9,290	3,214,154
Construction Machinery & Heavy Transportation Equipment - 2.1%
Cummins, Inc.	48,332	9,879,544
Industrial Machinery & Supplies & Components - 1.7%
Industrie de Nora SpA	107,040	2,243,679
Parker Hannifin Corp.	9,830	3,149,925
Timken Co.	36,100	2,582,955
		7,976,559
TOTAL MACHINERY		21,070,257
Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Exploration & Production - 0.9%
Denbury, Inc. (a)	47,020	4,239,793
Oil & Gas Refining & Marketing - 0.7%
Neste OYJ	80,000	3,024,559
TOTAL OIL, GAS & CONSUMABLE FUELS		7,264,352
Professional Services - 1.8%
Research & Consulting Services - 1.8%
KBR, Inc.	143,600	8,475,272
Semiconductors & Semiconductor Equipment - 9.7%
Semiconductor Materials & Equipment - 2.9%
Enphase Energy, Inc. (a)	38,930	6,769,148
SolarEdge Technologies, Inc. (a)	23,930	6,815,982
		13,585,130
Semiconductors - 6.8%
Allegro MicroSystems LLC (a)	41,960	1,650,287
Analog Devices, Inc.	82,040	14,577,688
NXP Semiconductors NV	30,120	5,394,492
onsemi (a)	115,710	9,673,356
		31,295,823
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		44,880,953
Software - 16.5%
Application Software - 0.4%
Aspen Technology, Inc. (a)	12,660	2,075,227
Systems Software - 16.1%
Microsoft Corp.	227,090	74,574,085
TOTAL SOFTWARE		76,649,312
TOTAL COMMON STOCKS (Cost $398,907,763)		458,980,647

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Electronic Components - 0.1%
CelLink Corp. Series D (a)(d)(e) (Cost $295,699)	14,200	185,452

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	2,561,816	2,562,328
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	8,000,250	8,001,050
TOTAL MONEY MARKET FUNDS (Cost $10,563,378)		10,563,378

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $409,766,840)	469,729,477
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(5,814,367)
NET ASSETS - 100.0%	463,915,110

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,521,535 or 1.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $185,452 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	480,638	15,262,464	13,180,774	13,743	-	-	2,562,328	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	5,110,325	37,396,805	34,506,080	32,612	-	-	8,001,050	0.0%
Total	5,590,963	52,659,269	47,686,854	46,355	-	-	10,563,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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